PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,862		$ 5,971
Advance to employees	311		589
Dividend Receivable	1,389
Rental deposits and others	1,105		2,324
Interest Receivable	3,842		3,801
Properties held for sale	17,410		9,906
Others	4,590		5,303
Prepayments and other current assets	$ 31,509	$ 27,640	$ 27,894